Segment Information - Summary of Operating Results by Geographical Areas (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Turnover	€ 53,715	€ 52,713	€ 53,272
Non-current assets	39,369	39,824	36,888
Country of Domicile [member]
Disclosure of geographical areas [Line Items]
Turnover	3,849	3,819	4,157
Non-current assets	3,781	4,770	4,878
United States [member]
Disclosure of geographical areas [Line Items]
Turnover	8,532	8,263	7,956
Non-current assets	11,820	11,696	9,674
Others [member]
Disclosure of geographical areas [Line Items]
Turnover	41,334	40,631	41,159
Non-current assets	€ 23,768	€ 23,358	€ 22,336